PROPERTY, PLANT, AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Cost	$ 26,422	$ 17,643
Accumulated depreciation	12,384	10,382
Net book value	14,038	7,261
Computer equipment
Property, Plant and Equipment [Line Items]
Cost	2,061	1,543
Accumulated depreciation	1,521	1,204
Net book value	540	339
Office furnishings and equipment
Property, Plant and Equipment [Line Items]
Cost	1,019	859
Accumulated depreciation	717	637
Net book value	302	222
Assembly & Test Equipment
Property, Plant and Equipment [Line Items]
Cost	9,751	8,652
Accumulated depreciation	7,833	6,404
Net book value	1,918	2,248
Demonstration suite & tradeshow equipment
Property, Plant and Equipment [Line Items]
Cost	1,757	1,803
Accumulated depreciation	1,655	1,628
Net book value	102	175
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	835	760
Accumulated depreciation	658	509
Net book value	177	251
Asset under construction
Property, Plant and Equipment [Line Items]
Cost	10,999	4,026
Accumulated depreciation	0	0
Net book value	$ 10,999	$ 4,026